Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Provision for Income Taxes (Details) [Line Items]
Federal income tax rate	25.00%		25.00%
Operating loss carry forward, description	As of March 31, 2022 the operating loss carry forward were $36,156, among which there was $5,115 expiring from 2025 through 2037, and the remaining $31,041 has no expiration date.		As of December 31, 2021 the operating loss carry forward were $34,884, among which there was $5,115 expiring from 2025 through 2037, and the remaining $29,768has no expiration date.
Operating loss carry forward	$ 49,000		$ 8,884
Expire term, description			As of December 31, 2021 the operating loss carry forward was $6,174, which will expire from 2025 through 2026.
Profits tax, description	Hong Kong profits tax for a corporation from the year of assessment 2018/2019 onwards is generally 8.25% on assessable profits up to HK$2,000; and 16.5% on any part of assessable profits over HK$2,000.		Hong Kong profits tax for a corporation from the year of assessment 2018/2019 onwards is generally 8.25% on assessable profits up to HK$2,000; and 16.5% on any part of assessable profits over HK$2,000.
Tax loss carry forward	$ 11,464,000		$ 8,198,000
Income tax rate	17.00%		17.00%
Donations carried forward			5 years
Expiry date, description	expire from 2023 through 2027.
Carried forward term	5 years
United States [Member]
Provision for Income Taxes (Details) [Line Items]
Federal income tax rate	21.00%			21.00%
Israel [Member]
Provision for Income Taxes (Details) [Line Items]
General tax rate	23.00%	23.00%		23.00%
Operating loss carry forward	$ 6,361,000		$ 5,874,000
China [Member]
Provision for Income Taxes (Details) [Line Items]
Operating loss carry forward	$ 9,228,000		$ 6,174,000
Statutory income tax rate	25.00%		25.00%
BI Intermediate Limited [Member]
Provision for Income Taxes (Details) [Line Items]
Operating loss carry forward	$ 3,620,000		$ 2,934,000